Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
1% increase in the Discount Rate (Gain)	$ 2,126,263	$ 1,623,794
1% decrease in the Discount Rate (Loss)	$ (2,479,498)	$ (1,880,258)